Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per share of common stock - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A – Private placement shares [Member]
Numerator:
Allocation of net loss	$ (7,929,124)	$ (1,945,059)		$ (13,610,073)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000	12,333,333
Basic and diluted net loss per share of common stock	$ (0.26)	$ (0.16)
Class A – Private placement shares [Member]
Numerator:
Allocation of net loss	$ (185,013)	$ (45,385)		(317,568)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	700,000	287,778
Basic and diluted net loss per share of common stock	$ (0.26)	$ (0.16)
Class B – Common stock [Member]
Numerator:
Allocation of net loss	$ (1,982,281)	$ (1,182,806)	$ (1,294)	$ (3,980,510)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	7,500,000	7,500,000
Basic and diluted net loss per share of common stock	$ (0.26)	$ (0.16)